Contingent Liabilities and Commitments - Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract (Detail) - Dec. 31, 2021
₩ in Millions, $ in Millions
	KRW (₩)	USD ($)
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	₩ 2,979,739
Not yet due contractual amount of sold accounts receivables before maturity	1,185,935
Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	90,000
USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $		$ 2,438
Not yet due contractual amount of sold accounts receivables before maturity | $		1,000
Parent [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	522,708
Not yet due contractual amount of sold accounts receivables before maturity	42,930	36
Parent [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	90,000
Parent [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $		365
Parent [member] | Shinhan bank [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	90,000
Parent [member] | Shinhan bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	11,855	10
Not yet due contractual amount of sold accounts receivables before maturity	8,334	7
Parent [member] | MUFG Bank [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	213,390	180
Not yet due contractual amount of sold accounts receivables before maturity	23,757	20
Parent [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	77,058	65
Not yet due contractual amount of sold accounts receivables before maturity	10,839	9
Parent [member] | ING Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	106,695	90
Parent [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	23,710	20
Consolidated subsidiaries [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	2,457,031	2,073
Not yet due contractual amount of sold accounts receivables before maturity	1,143,005	964
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	391,215	330
Not yet due contractual amount of sold accounts receivables before maturity	130,400	110
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | United Overseas Bank Limited [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	118,550	100
Not yet due contractual amount of sold accounts receivables before maturity	82,983	70
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | JPMorgan Chase Bank, N.A., Singapore Branch [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	59,275	50
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	17,783	15
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | Austrailia and New Zealand Banking Group Ltd [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	82,985	70
Not yet due contractual amount of sold accounts receivables before maturity	26,081	22
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | KGI Bank Co Ltd [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	35,565	30
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	160,043	135
Not yet due contractual amount of sold accounts receivables before maturity	59,289	50
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | Commerzbank AG [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	14,262	12
Not yet due contractual amount of sold accounts receivables before maturity	6,141	5
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | DZ Bank AG [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	14,007	12
Not yet due contractual amount of sold accounts receivables before maturity	10,103	9
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | UniCreditBank [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	22,196	19
Not yet due contractual amount of sold accounts receivables before maturity	10,012	8
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	711,300	600
Not yet due contractual amount of sold accounts receivables before maturity	337,868	285
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Hong Kong & Shanghai Banking Corp. [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	474,200	400
Not yet due contractual amount of sold accounts receivables before maturity	474,200	400
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	177,825	150
Not yet due contractual amount of sold accounts receivables before maturity	5,928	5
Consolidated subsidiaries [member] | LG Display Japan Co., Ltd. [member] | Chelsea Capital Corporation Tokyo Branch [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	142,260	120
Consolidated subsidiaries [member] | LG Display Guangzhou Trading Co., Ltd. [member] | KEB Hana Bank (China) Company Limited [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	₩ 35,565	$ 30